Subsequent Events (Details)														1 Months Ended						3 Months Ended		4 Months Ended		9 Months Ended		12 Months Ended
	Nov. 05, 2025 $ / shares	Oct. 13, 2025 $ / shares	Sep. 18, 2025	Jun. 24, 2025 shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Apr. 16, 2025 USD ($)	Apr. 14, 2025 $ / shares	Apr. 01, 2025 shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 30, 2025 USD ($) USDC $ / shares	Oct. 31, 2025 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 30, 2024 shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Nov. 14, 2025 shares	Aug. 15, 2025 $ / shares	May 24, 2025 $ / shares	May 01, 2025 $ / shares shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Dec. 30, 2024 shares	Nov. 21, 2024 shares	Jul. 31, 2024 shares	Jul. 27, 2024 shares	Dec. 31, 2022 shares
Subsequent Event [Line Items]
Warrant exercise amount (in Dollars) | $																				$ 1,188				$ 1,188
Deferred payroll expense included in accrued liabilities (in Dollars) | $																		$ 391,179		233,547				233,547		$ 391,179
Payment of deferred payroll expense (in Dollars) | $																		$ 457,730		236,907				98,000		457,730
Remaining to be paid (in Dollars) | $																				$ 135,547				$ 135,547
Number of intangible digital assets (in USDC)																				53,354,575				53,354,575
Proceeds from Initial Public Offering (in Dollars) | $																										$ 5,960,000
Warrants issued																		39,808		115,216				115,216		39,808					5,813
Stock issued under ELOC agreement (in Dollars) | $																									$ 1,680,517
Ownership interest, percentage												4.99%					4.99%
Convertible conversion price (in Dollars per share) | $ / shares																																	$ 22
Preferred stock, par value per share (in Dollars per share) | $ / shares																				$ 0.0001				$ 0.0001
Percentage of accrued dividends												110.00%					110.00%
Common stock, shares exchanged for warrants																			2,816,291
Trading days									10
Nasdaq minimum share bid price (in Dollars per share) | $ / shares		$ 1						$ 1
Consecutive business days.								30
Nasdaq compliance period granted		180 days
Minimum consecutive business days	10
Forecast [Member]
Subsequent Event [Line Items]
Nasdaq, potential second compliance period								180 days
Reverse stock split	1-for-20		1:5 to 1:20
Common Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																								5,000
Common warrants outstanding																				0				0
Warrants issued																		19,110								19,110								19,110
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 0.2
Common stock, shares exchanged for warrants
Stock price (in Dollars per share) | $ / shares																		$ 100		$ 100				$ 100		$ 100
Private placement of common warrants									44,207				19,110													19,110
Share lock-up period									6 months
Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																								153,338
Prepaid warrants outstanding																				0				0
Warrants issued																				5,000				5,000										193,599
Commitment Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																$ 67
Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued																		3,871,992								3,871,992	25,369
Common stock, shares exchanged for warrants																										2,816,291
Private placement of common warrants
$8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued													38,124					36,280		31,272				31,272		36,280
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 160					$ 160		$ 160				$ 160		$ 160
Share conversion threshold period													24 months
Trading days													10
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $
Common Stock [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued																				5,000				5,000
Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued													38,124
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 160
RSU Awards
Subsequent Event [Line Items]
Grants shares																								295,093
Subsequent Event [Member]
Subsequent Event [Line Items]
Series B preferred stock															15,000
Preferred stock shares converted into common stock															449,430
Warrants issued						16,393																	16,393
Class of warrant exercise price (in Dollars per share) | $ / shares						$ 0.02																	$ 0.02
Convertible conversion price (in Dollars per share) | $ / shares																																	22
Nasdaq minimum share bid price (in Dollars per share) | $ / shares	$ 1							$ 1
Consecutive business days.								30
Nasdaq compliance period granted								180 days
Minimum consecutive business days	10							10
Nasdaq, potential second compliance period		180 days						180 days
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Private placement of common warrants									44,207
Share lock-up period									6 months
Subsequent Event [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Warrants issued																												0
Subsequent Event [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																																$ 67
Subsequent Event [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																						62,627	62,627
Warrants issued					1,919,433	95,971																1,919,433	95,971
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 0.02	$ 0.02																$ 0.02	$ 0.02
Common stock, shares exchanged for warrants																						62,538	62,538
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Percentage of offering proceeds													5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Percentage of offering proceeds													15.00%
Warrants issued													4,218																						4,218
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 80																	$ 80
Over-Allotment Option [Member] | Subsequent Event [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Percentage of offering proceeds										15.00%
Warrants issued										4,851
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 80
IPO [Member]
Subsequent Event [Line Items]
Proceeds from Initial Public Offering (in Dollars) | $													$ 6,875,000
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 80
Stock price (in Dollars per share) | $ / shares													80					$ 80							$ 100	$ 80
IPO [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares													0.2
Stock price (in Dollars per share) | $ / shares													$ 80
IPO [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants issued													4,851																								4,218
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 80
IPO [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares													160
IPO [Member] | Common Stock [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares													0.2
IPO [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 160
ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase agreement commencing period												36 months
Proceeds from ELOC Purchase Agreement (in Dollars) | $																								$ 499,991
ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding (in Dollars) | $												$ 75,000					$ 75,000
Ownership interest, percentage												4.99%					4.99%
ELOC Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares of stock																								598,140
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase agreement commencing period												36 months
Proceeds from ELOC Purchase Agreement (in Dollars) | $																$ 1,000,000
Stock price (in Dollars per share) | $ / shares											$ 22.2					$ 22.2
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding (in Dollars) | $												$ 75,000					$ 75,000
Sale of shares, single day sale limitation												7.00%
ARIAIP Tokens [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of intangible digital assets (in USDC) | USDC														125,000
Intangible digital assets, per token (in Dollars per share) | $ / shares														$ 0.08
Intangible digital assets purchase value (in Dollars) | $														$ 10,000
APL Tokens [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of intangible digital assets (in USDC) | USDC														13,889
Intangible digital assets, per token (in Dollars per share) | $ / shares														$ 0.72
Intangible digital assets purchase value (in Dollars) | $														$ 10,000
CFGI [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $											$ 730,000
CFGI [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $											$ 730,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $							$ 470,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Forecast [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $							470,000
Thinking Tree Dissenter [Member] | Pending Litigation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Litigation, damages sought, plus interest (in Dollars) | $							$ 470,000
Related Party [Member]
Subsequent Event [Line Items]
Warrants issued																															3,785
Related Party [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																								939
Warrants issued																				0				0
Related Party [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																								116,067
Warrants issued																				0				0
Common stock, shares exchanged for warrants																								115,872
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued													6,417					60,563		0				0		60,563
Related Party [Member] | Common Stock [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued													6,417
Related Party [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, period after anniversary of original issue date												90 days
Related Party [Member] | Subsequent Event [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised					55,878																	55,878	55,878
Warrants issued					60,189	60,189																60,189	60,189
Common stock, shares exchanged for warrants					55,795																	55,795	55,795
Related Party [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of stock																							115,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $																							$ 1,150,000
Subscription purchase of shares											100,000					100,000
Investor [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Ownership interest, percentage												4.99%					4.99%
Proceeds from ELOC Purchase Agreement (in Dollars) | $																								$ 1,150,000
Investor [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership interest, percentage												4.99%					4.99%
Minimum
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																				$ 9.526				$ 9.526
Minimum | Related Party [Member] | $8 Contingent Legacy Shareholder Warrants
Subsequent Event [Line Items]
Warrants issued																		5,272								5,272
Maximum
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares																				$ 22.4				$ 22.4
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Warrants issued																									93,789
Class of warrant exercise price (in Dollars per share) | $ / shares													$ 80																		$ 80
Preferred stock, subscriptions (in Dollars per share) | $ / shares																		$ 10							$ 10	$ 10
Preferred stock, stated value (in Dollars per share) | $ / shares																		240							12	$ 240					$ 12
Dividend percentage																								15.00%		15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares																								$ 1.8		$ 1.8
Preferred stock, conversion rate, percent of calculation													110.00%											110.00%		110.00%
Convertible conversion price (in Dollars per share) | $ / shares													$ 80					100								$ 100
Preferred stock, authorized					5,000,000																	5,000,000
Preferred stock, par value per share (in Dollars per share) | $ / shares																		$ 0.0001							$ 0.0001	$ 0.0001
Percentage of accrued dividends																				110.00%				110.00%
Preferred stock, shares outstanding																		4,948,478							4,948,478	4,948,478					284,140
Subscription purchase of shares																				494,840				494,840							210,700					11,328
Preferred stock, liquidation preference, percent of preference calculation																								110.00%		110.00%
Preferred stock, stated value (in Dollars) | $																		$ 5,938,080		$ 2,528,400				$ 2,528,400		$ 5,938,080
Liquidation preference (in Dollars) | $																		$ 6,943,830								$ 6,943,830
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Series B preferred stock															15,000
Preferred stock, authorized												750,000					750,000
Series A Preferred Stock [Member] | IPO [Member]
Subsequent Event [Line Items]
Stock price (in Dollars per share) | $ / shares													80
Series A Preferred Stock [Member] | IPO [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Stock price (in Dollars per share) | $ / shares																		$ 100								$ 100
Series A Preferred Stock [Member] | Related Party [Member] | IPO [Member]
Subsequent Event [Line Items]
Warrants issued																									510,315
Class of warrant exercise price (in Dollars per share) | $ / shares																									$ 120
Common Stock [Member]
Subsequent Event [Line Items]
Deferred payroll expense included in accrued liabilities (in Dollars) | $																				$ 233,547				$ 233,547
Warrants issued																				38,124				38,124
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 0.2
Stock price (in Dollars per share) | $ / shares													$ 80
Common Stock [Member] | Common Warrants [Member]
Subsequent Event [Line Items]
Prepaid warrants exercised																								19,110
Private placement of common warrants													19,110
Common Stock [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																								153,599
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock shares converted into common stock															449,430
Common Stock [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 15,000,000
Shares of stock				750,000
Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 0.02				$ 0.02									$ 0.02
Common Stock [Member] | ELOC Purchase Agreement [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Warrants issued												3,358					3,358															3,358
Common Stock [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 15,000,000
Shares of stock												250,000
Common Stock [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Commitment Warrant [Member]
Subsequent Event [Line Items]
Warrants issued																																	3,358
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 0.02					$ 0.02																$ 0.02
Common Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Warrants issued																				6,417				6,417
Common Stock [Member] | Investor [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $																							$ 232,427
Common Stock [Member] | Investor [Member] | ELOC Purchase Agreement and Registration Rights Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of stock																							16,500
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 0.2				$ 0.2
Preferred stock, subscriptions (in Dollars per share) | $ / shares												10					10
Preferred stock, stated value (in Dollars per share) | $ / shares												$ 12					12
Dividend percentage												15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares												$ 1.8					$ 1.8
Preferred stock, conversion rate, percent of calculation												110.00%
Preferred stock, authorized												750,000					750,000			850,000				850,000
Preferred stock, par value per share (in Dollars per share) | $ / shares												$ 0.0001					$ 0.0001
Share conversion threshold period												36 months
Preferred stock, period after anniversary of original issue date												90 days
Preferred stock, redemption, prior written notice												30 days
Preferred stock, redemption, percent of redemption calculation												110%
Preferred stock, subscription amount (in Dollars) | $																				$ 7,568,540				$ 7,568,540
Subscription purchase of shares																				756,854				756,854
Preferred stock, stated value (in Dollars) | $																				$ 180,000				$ 180,000
Liquidation preference (in Dollars) | $																				212,850				$ 212,850
Series B Preferred Stock [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Common stock, shares exchanged for warrants																								55,917
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants issued						5,960																	5,960
Preferred stock, subscriptions (in Dollars per share) | $ / shares												$ 10					10
Preferred stock, stated value (in Dollars per share) | $ / shares												$ 12					12
Dividend percentage												15.00%
Preferred stock, dividends (in Dollars per share) | $ / shares												$ 1.8					$ 1.8
Preferred stock, conversion rate, percent of calculation												110.00%
Preferred stock, authorized												750,000					750,000
Preferred stock, par value per share (in Dollars per share) | $ / shares												$ 0.0001					$ 0.0001
Percentage of accrued dividends												110.00%					110.00%
Share conversion threshold period												36 months
Preferred stock, period after anniversary of original issue date												90 days
Preferred stock, redemption, prior written notice												30 days
Preferred stock, redemption, percent of redemption calculation												110%
Preferred stock, subscription amount (in Dollars) | $					$ 2,551,810	$ 2,551,810																$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding						255,181						255,181					255,181						255,181
Preferred stock, liquidation preference, percent of preference calculation											110.00%										110.00%
Preferred stock, stated value (in Dollars) | $						$ 3,062,172																	$ 3,062,172
Preferred stock dividend (in Dollars) | $						59,189
Liquidation preference (in Dollars) | $						3,433,497																	$ 3,433,497
Series B Preferred Stock [Member] | Subsequent Event [Member] | Prepaid Warrants
Subsequent Event [Line Items]
Prepaid warrants exercised																						35,000	35,000
Proceeds from exchange of warrants (in Dollars) | $																							$ 392,000
Common stock, shares exchanged for warrants																						39,200	39,200
VWAP per prepaid warrant (in Dollars per share) | $ / shares																							$ 11.2
Series B Preferred Stock [Member] | ELOC Purchase Agreement and Registration Rights Agreement | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of stock												100,000
Series B Preferred Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Preferred stock, subscription amount (in Dollars) | $																				$ 2,995,437				$ 2,995,437
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, subscription amount (in Dollars) | $						$ 250,000						$ 250,000					$ 250,000						$ 250,000
Proceeds from ELOC Purchase Agreement (in Dollars) | $												1,150,000
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												1,000,000
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												1,000,000
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 500,000
Sale of stock, period after registration filing for initial purchase												24
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement, Within 24 Hours of Registration Statement Filing | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 500,000
Sale of stock, period after registration filing for initial purchase												24
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 500,000
Series B Preferred Stock [Member] | Investor [Member] | ELOC Purchase Agreement, Within 3 Trading Days of Registration Statement Declared Effective | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued under ELOC agreement (in Dollars) | $												$ 500,000
Trading days												3
Series B Preferred Stock [Member] | Minimum | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares						$ 9.472																	$ 9.472
Series B Preferred Stock [Member] | Maximum | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible conversion price (in Dollars per share) | $ / shares						23.4																	23.4
Series B Preferred Stock [Member] | Weighted Average | Subsequent Event [Member]
Subsequent Event [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares						21																	21
Convertible conversion price (in Dollars per share) | $ / shares						$ 14.82																	$ 14.82